Property and Equipment, Net - Summary of Property and Equipment, Net (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Property Plant And Equipment [Line Items]
Property and equipment, Gross	$ 22,093	$ 22,086
Less: Accumulated depreciation	(15,139)	(12,915)
Property and equipment, net	6,954	9,171
Lab Equipment
Property Plant And Equipment [Line Items]
Property and equipment, Gross	9,849	9,914
Leasehold Improvements
Property Plant And Equipment [Line Items]
Property and equipment, Gross	9,536	9,451
Office Equipment and Computers
Property Plant And Equipment [Line Items]
Property and equipment, Gross	1,640	1,636
Fixtures and Fittings
Property Plant And Equipment [Line Items]
Property and equipment, Gross	$ 1,068	$ 1,085